PaineWebber
National Tax-Free Income Fund

PaineWebber
Municipal High Income Fund

PaineWebber
California Tax-Free Income Fund

PaineWebber
New York Tax-Free Income Fund

                                ----------------

                                   PROSPECTUS
                                 JUNE 30, 2000

                         ------------------------------

This prospectus offers shares in PaineWebber's four municipal bond funds. Each fund offers four classes of shares. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you based on how much you plan to invest and how long you plan to hold your fund shares. Class Y shares are available only to certain types of investors.

The funds are not appropriate investments for tax-advantaged accounts.

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved any fund's shares or determined whether this prospectus is complete or accurate. To state otherwise is a crime.

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

                                    Contents
                                   THE FUNDS

----------------------------------------------------------------------------------------------
What every investor
should know about                      National Tax-Free Income Fund
the funds                       3           Investment Objective, Strategies and Risks
                                4           Performance
                                5           Expenses and Fee Tables
                                       Municipal High Income Fund
                                6           Investment Objective, Strategies and Risks
                                7           Performance
                                8           Expenses and Fee Tables
                                       California Tax-Free Income Fund
                                9           Investment Objective, Strategies and Risks
                               10           Performance
                               11           Expenses and Fee Tables
                                       New York Tax-Free Income Fund
                               12           Investment Objective, Strategies and Risks
                               13           Performance
                               14           Expenses and Fee Tables
                               15           More About Risks and Investment Strategies
                                       YOUR INVESTMENT
----------------------------------------------------------------------------------------------
Information for                17           Managing Your Fund Account
managing your fund                          --Flexible Pricing
account                                     --Buying Shares
                                            --Selling Shares
                                            --Exchanging Shares
                                            --Pricing and Valuation
                                    ADDITIONAL INFORMATION
----------------------------------------------------------------------------------------------
Additional important           22           Management
information about              23           Dividends and Taxes
the funds                      23           Financial Highlights
----------------------------------------------------------------------------------------------
Where to learn more                         Back Cover
about PaineWebber
mutual funds

                         The funds are not complete or
                         balanced investment programs.

--------------------------------------------------------------------------------
                               Prospectus Page 2

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber National Tax-Free Income Fund

                   PAINEWEBBER NATIONAL TAX-FREE INCOME FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in municipal bonds. These are bonds and similar securities that are exempt from federal income tax. The fund may invest up to 20% of its total assets in municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund may (but is not required to) use interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund. Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are most attractive for longer, medium or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise.

- CREDIT RISK--Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- POLITICAL RISK--The fund's investments are significantly affected by political changes, including legislation proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

- DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 3

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber National Tax-Free Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1990                  6.55%
1991                 11.12%
1992                  8.01%
1993                 12.32%
1994                 -7.14%
1995                 16.01%
1996                  2.29%
1997                  9.37%
1998                  5.67%
1999                 -4.06%

    Total return January 1 to March 31, 2000--2.89%

    Best quarter during years shown: 1st quarter, 1995--6.34%
    Worst quarter during years shown: 1st quarter, 1994--(6.10)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                CLASS A    CLASS B*   CLASS C     CLASS Y    MUNICIPAL
(INCEPTION DATE)                                    (12/3/84)   (7/1/91)   (7/2/92)   (11/3/95)   BOND INDEX
----------------                                    ---------   --------   --------   ---------   ----------
One Year..........................................    (7.90)%    (9.37)%    (5.25)%     (3.88)%     (2.06)%
Five Years........................................     4.78%      4.48%      5.08%        N/A        6.91%
Ten Years.........................................     5.35%       N/A        N/A         N/A        6.89%
Life of Class.....................................     7.30%      5.01%      4.18%       3.98%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class A--8.70%; Class B--6.72%;
  Class C--6.06%; Class Y--4.90%.

--------------------------------------------------------------------------------
                               Prospectus Page 4

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber National Tax-Free Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.12          0.16          0.14          0.15
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    0.87%         1.66%         1.39%         0.65%
                                                                ====          ====          ====          ====

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $485          $666         $  863        $1,430
Class B (assuming sales of all shares at end of period).....     669           823          1,102         1,561
Class B (assuming no sales of shares).......................     169           523            902         1,561
Class C (assuming sales of all shares at end of period).....     217           440            761         1,669
Class C (assuming no sales of shares).......................     142           440            761         1,669
Class Y.....................................................      66           208            362           810

--------------------------------------------------------------------------------
                               Prospectus Page 5

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber Municipal High Income Fund

                     PAINEWEBBER MUNICIPAL HIGH INCOME FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all of its assets in municipal bonds. These are bonds and similar securities that are exempt from federal income tax. The fund may invest without limit in municipal bonds that are subject to the federal alternative minimum tax (AMT). The fund invests in these bonds when its investment adviser, Mitchell Hutchins Asset Management Inc., believes they offer attractive yields relative to municipal bonds that have similar investment characteristics but are not subject to AMT.

The fund invests primarily in municipal bonds that are of medium or lower credit quality. These include high yield bonds, which are not investment grade and are sometimes called "junk bonds." The fund may (but is not required to) use interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

Mitchell Hutchins uses a "top down" investment process to select bonds for the fund. Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are most attractive for longer, medium or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- CREDIT RISK--Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise.

- POLITICAL RISK--The fund's investments are significantly affected by political changes, including legislation proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- SINGLE ISSUER CONCENTRATION RISK--Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund. As a result, changes in the value of a single issuer's securities can have a greater impact on the fund's performance.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

- DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 6

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber Municipal High Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1990                  5.52%
1991                 13.32%
1992                  9.79%
1993                 12.14%
1994                 -7.77%
1995                 15.55%
1996                  5.94%
1997                 10.73%
1998                  5.07%
1999                 -3.49%

    Total return January 1 to March 31, 2000--1.36%

    Best quarter during years shown: 1st quarter, 1995--6.06%
    Worst quarter during years shown: 1st quarter, 1994--(6.53)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                 CLASS A    CLASS B*   CLASS C    CLASS Y    MUNICIPAL
(INCEPTION DATE)                                     (6/23/87)   (7/1/91)   (7/2/92)   (2/5/98)   BOND INDEX
----------------                                     ---------   --------   --------   --------   ----------
One Year...........................................    (7.32)%    (8.70)%    (4.57)%    (3.20)%     (2.06)%
Five Years.........................................     5.70%      5.45%      6.04%       N/A        6.91%
Ten Years..........................................     6.01%       N/A        N/A        N/A        6.89%
Life of Class......................................     6.80%      5.71%      4.73%      0.47%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class A--7.33%; Class B--6.72%;
   Class C--6.06%; Class Y--1.67%.

--------------------------------------------------------------------------------
                               Prospectus Page 7

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber Municipal High Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.60%         0.60%         0.60%         0.60%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.20          0.21          0.20          0.26
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.05%         1.81%         1.55%         0.86%
                                                                ====          ====          ====          ====

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $503          $721         $  956        $1,631
Class B (assuming sales of all shares at end of period).....     684           869          1,180         1,744
Class B (assuming no sales of shares).......................     184           569            980         1,744
Class C (assuming sales of all shares at end of period).....     233           490            845         1,845
Class C (assuming no sales of shares).......................     158           490            845         1,845
Class Y.....................................................      88           274            477         1,061

--------------------------------------------------------------------------------
                               Prospectus Page 8

--------------------------------------------------------------------------------
                            ------------------------
                  PaineWebber California Tax-Free Income Fund

                  PaineWebber California Tax-Free Income Fund
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax and California personal income tax, consistent with the preservation of capital and liquidity within the fund's quality standards.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in California municipal bonds. These are bonds and similar securities that are exempt from federal income tax and from California personal income tax. The fund may invest up to 20% of its total assets in California municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in California municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund may (but is not required to) use interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund. Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are most attractive for longer, medium or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise.

- CREDIT RISK--Municipal bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- SINGLE STATE CONCENTRATION RISK--Because the fund invests substantially all its assets in California municipal bonds, its performance will be more severely affected by unfavorable political or economic conditions in California than a more geographically diverse fund.

- POLITICAL RISK--The fund's investments are significantly affected by political changes, including legislation proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

- DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 9

--------------------------------------------------------------------------------
                            ------------------------
                  PaineWebber California Tax-Free Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1990                  6.68%
1991                 10.84%
1992                  7.49%
1993                 11.96%
1994                 -8.07%
1995                 16.80%
1996                  2.74%
1997                  8.80%
1998                  6.00%
1999                 -4.32%

    Total return January 1 to March 31, 2000--3.85%

    Best quarter during years shown: 1st quarter, 1995--7.02%
    Worst quarter during years shown: 1st quarter, 1994--(6.64)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                 CLASS A    CLASS B*   CLASS C    CLASS Y    MUNICIPAL
(INCEPTION DATE)                                     (9/16/85)   (7/1/91)   (7/2/92)   (2/5/98)   BOND INDEX
----------------                                     ---------   --------   --------   --------   ----------
One Year...........................................    (8.17)%    (9.57)%    (5.49)%    (4.09)%     (2.06)%
Five Years.........................................     4.92%      4.64%      5.22%       N/A        6.91%
Ten Years..........................................     5.21%       N/A        N/A        N/A        6.89%
Life of Class......................................     6.84%      4.82%      4.08%      0.54%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class A--8.29%; Class B--6.72%;
   Class C--6.06%; Class Y--1.67%.

--------------------------------------------------------------------------------
                               Prospectus Page 10

--------------------------------------------------------------------------------
                            ------------------------
                  PaineWebber California Tax-Free Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.50%         0.50%         0.50%         0.50%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.20          0.22          0.21          0.18
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    0.95%         1.72%         1.46%         0.68%
Management Fee Waiver*......................................    0.20          0.20          0.20          0.20
                                                                ----          ----          ----          ----
Net Expenses*...............................................    0.75%         1.52%         1.26%         0.48%
                                                                ====          ====          ====          ====

---------
*The fund and Mitchell Hutchins have entered into a written fee waiver agreement. Mitchell Hutchins is contractually obligated to waive 0.20% of its management fee through June 30, 2001, so that the effective management fee during that period is 0.30% of average daily net assets.

EXAMPLE

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

This example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to Mitchell Hutchins' fee waiver. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $474          $671         $  886        $1,502
Class B (assuming sales of all shares at end of period).....     655           822          1,115         1,621
Class B (assuming no sales of shares).......................     155           522            915         1,621
Class C (assuming sales of all shares at end of period).....     203           442            778         1,729
Class C (assuming no sales of shares).......................     128           442            778         1,729
Class Y.....................................................      49           197            359           828

--------------------------------------------------------------------------------
                               Prospectus Page 11

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber New York Tax-Free Income Fund

                   PAINEWEBBER NEW YORK TAX-FREE INCOME FUND
                   INVESTMENT OBJECTIVE, STRATEGIES AND RISKS

--------------------------------------------------------------------------------

FUND OBJECTIVE

High current income exempt from federal income tax and from New York State and New York City personal income taxes.

PRINCIPAL INVESTMENT STRATEGIES

The fund normally invests substantially all its assets in New York municipal bonds. These are bonds and similar securities that are exempt from federal income tax and from New York State and New York City personal income taxes. The fund may invest up to 20% of its total assets in New York municipal bonds that are subject to the federal alternative minimum tax.

The fund invests primarily in New York municipal bonds that are investment grade, but it also invests, to a lesser extent, in lower rated bonds. The fund may (but is not required to) use interest rate futures contracts and other derivatives to help manage its portfolio duration. "Duration" is a measure of the fund's exposure to interest rate risk.

The fund's investment adviser, Mitchell Hutchins Asset Management Inc., uses a "top down" investment process to select bonds for the fund. Mitchell Hutchins determines the appropriate duration for the fund's portfolio based on its assessment of whether market interest rates are likely to rise or fall and on whether rates are most attractive for longer, medium or shorter term bonds. Mitchell Hutchins allocates the fund's investments among market sectors, such as general obligation or revenue bonds and higher or lower credit quality, by analyzing the relative attractiveness of rates and market opportunities in each sector. Within the limits set by these allocation decisions, Mitchell Hutchins selects specific bonds based on an analysis of their credit quality and terms.

PRINCIPAL RISKS

An investment in the fund is not guaranteed; you may lose money by investing in the fund. The principal risks presented by the fund are:

- INTEREST RATE RISK--The value of the fund's investments generally will fall when interest rates rise.

- CREDIT RISK--Bond issuers may fail to make payments when due, or they may become less willing or less able to do so.

- SINGLE STATE CONCENTRATION RISK--Because the fund invests substantially all its assets in New York municipal bonds, its performance will be more severely affected by unfavorable political or economic conditions in New York than a more geographically diverse fund.

- POLITICAL RISK--The fund's investments are significantly affected by political changes, including legislation proposals which may make municipal bonds less attractive in comparison to taxable bonds.

- SINGLE ISSUER CONCENTRATION RISK--Because the fund is non-diversified, it can invest more of its assets in a single issuer than a diversified fund. As a result, changes in the value of a single issuer's securities can have a greater impact on the fund's performance.

- RELATED SECURITIES CONCENTRATION RISK--Because the fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, economic, business, or political developments or changes that affect one municipal bond also may affect other municipal bonds in the same sector.

- DERIVATIVES RISK--The fund's investments in derivatives may rise or fall more rapidly than other investments.

More information about these and other risks of an investment in the fund is provided below in "More About Risks and Investment Strategies."

INFORMATION ON THE FUND'S INVESTMENT STRATEGIES AND RECENT HOLDINGS CAN BE FOUND IN ITS CURRENT ANNUAL/SEMI-ANNUAL REPORTS (SEE BACK COVER FOR INFORMATION ON ORDERING THOSE REPORTS).

--------------------------------------------------------------------------------
                               Prospectus Page 12

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber New York Tax-Free Income Fund

                                  PERFORMANCE

--------------------------------------------------------------------------------

RISK/RETURN BAR CHART AND TABLE

The following bar chart and table provide information about the fund's performance and thus give some indication of the risks of an investment in the fund.

The bar chart shows how the fund's performance has varied from year to year. The bar chart shows Class A shares because they have the longest performance history of any class of fund shares. The chart does not reflect the effect of sales charges; if it did, the total returns shown would be lower.

The table that follows the bar chart shows the average annual returns over several time periods for each class of the fund's shares. That table does reflect fund sales charges. The table compares fund returns to returns on a broad-based market index that is unmanaged and that, therefore, does not include any sales charges or expenses.

The fund's past performance does not necessarily indicate how the fund will perform in the future.

    TOTAL RETURN ON CLASS A SHARES

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

CALENDAR YEAR  TOTAL RETURN
1990                  5.53%
1991                 12.85%
1992                  9.85%
1993                 12.72%
1994                 -8.48%
1995                 17.57%
1996                  3.46%
1997                  9.31%
1998                  6.29%
1999                 -4.57%

    Total return January 1 to March 31, 2000--3.39%

    Best quarter during years shown: 1st quarter, 1995--7.39%
    Worst quarter during years shown: 1st quarter, 1994--(6.58)%

AVERAGE ANNUAL TOTAL RETURNS
as of December 31, 1999

                                                                                                    LEHMAN
                                                                                                   BROTHERS
CLASS                                                CLASS A    CLASS B*   CLASS C     CLASS Y    MUNICIPAL
(INCEPTION DATE)                                    (9/23/88)   (7/1/91)   (7/2/92)   (5/21/98)   BOND INDEX
----------------                                    ---------   --------   --------   ---------   ----------
One Year..........................................    (8.39)%    (9.90)%    (5.81)%     (4.34)%     (2.06)%
Five Years........................................     5.31%      5.03%      5.62%        N/A        6.91%
Ten Years.........................................     5.74%       N/A        N/A         N/A        6.89%
Life of Class.....................................     6.12%      5.44%      4.50%       0.13%         **

---------
 *Assumes conversion of Class B shares to Class A shares after six years. **Average annual total returns for the Lehman Brothers Municipal Bond Index for the life of each class were as follows: Class A--7.25%; Class B--6.72%;
   Class C--6.06%; Class Y--1.23%.

--------------------------------------------------------------------------------
                               Prospectus Page 13

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber New York Tax-Free Income Fund

                            EXPENSES AND FEE TABLES

--------------------------------------------------------------------------------

FEES AND EXPENSES These tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.

SHAREHOLDER TRANSACTION EXPENSES (fees paid directly from your investment)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Maximum Sales Charge (Load) Imposed on Purchases
  (as a % of offering price)................................       4%         None          None          None
Maximum Contingent Deferred Sales Charge (Load) (CDSC)
  (as a % of offering price)................................    None             5%         0.75%         None
Exchange Fee................................................    None          None          None          None

ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from fund assets)

                                                              CLASS A       CLASS B       CLASS C       CLASS Y
                                                              --------      --------      --------      --------
Management Fees.............................................    0.60%         0.60%         0.60%         0.60%
Distribution and/or Service (12b-1) Fees....................    0.25          1.00          0.75          0.00
Other Expenses..............................................    0.49          0.49          0.48          0.45
                                                                ----          ----          ----          ----
Total Annual Fund Operating Expenses........................    1.34%         2.09%         1.83%         1.05%
Expense Reimbursement*......................................    0.32          0.32          0.31          0.28
                                                                ----          ----          ----          ----
Net Expenses*...............................................    1.02%         1.77%         1.52%         0.77%
                                                                ====          ====          ====          ====

---------
*The fund and Mitchell Hutchins have entered into a written expense reimbursement agreement. Mitchell Hutchins is contractually obligated to reimburse the fund to the extent that the fund's expenses through June 30, 2001 otherwise would exceed the "Net Expenses" rate for each class as shown above. The fund has agreed to repay Mitchell Hutchins for those reimbursed expenses if it can do so over the following three years without causing the fund's expenses in any of those years to exceed those "Net Expenses" rates.

EXAMPLE

The following example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods unless otherwise stated. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same, except for the one year period when the fund's expenses are lower due to its reimbursement agreement with Mitchell Hutchins. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                               1 YEAR       3 YEARS       5 YEARS       10 YEARS
                                                              --------      --------      --------      --------
Class A.....................................................    $500          $777         $1,075        $1,921
Class B (assuming sales of all shares at end of period).....     680           924          1,294         2,027
Class B (assuming no sales of shares).......................     180           624          1,094         2,027
Class C (assuming sales of all shares at end of period).....     230           545            961         2,123
Class C (assuming no sales of shares).......................     155           545            961         2,123
Class Y.....................................................      79           306            552         1,257

--------------------------------------------------------------------------------
                               Prospectus Page 14

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

                        MORE ABOUT RISKS AND INVESTMENT
                                   STRATEGIES

--------------------------------------------------------------------------------

PRINCIPAL RISKS

The main risks of investing in the funds are described below. Not all of these risks apply to each fund. You can find a list of the main risks that apply to a particular fund by looking under the "Investment Objective, Strategies and Risks" heading for that fund.

Other risks of investing in a fund, along with further detail about some of the risks described below, are discussed in the funds' Statement of Additional Information ("SAI"). Information on how you can obtain the SAI is on the back cover of this prospectus.

CREDIT RISK. Credit risk is the risk that the issuer of a bond will not make principal or interest payments when they are due. Even if an issuer does not default on a payment, a municipal bond's value may decline if the market believes that the issuer has become less able, or less willing, to make payments on time. Even high quality municipal bonds are subject to some credit risk. However, credit risk is greater for lower quality municipal bonds. Municipal bonds that are not investment grade involve high credit risk and are considered speculative. High yield, lower quality bonds may fluctuate in value more than higher quality bonds and, during periods of market volatility, may be more difficult to sell at the time and price a fund desires.

Some municipal bonds are "insured bonds," which means that a private insurer guarantees payment even if the issuer of the bond defaults. Insured bonds are subject to credit risks relating to both the issuer and the insurer, since if the market believes that either of them has become less able to make payments, the value of the municipal bond may decline. Bond insurance does not protect against interest rate or other non-credit risks.

DERIVATIVES RISK. The value of "derivatives" - so-called because their value "derives" from the value of an underlying asset, reference rate or index - may rise or fall more rapidly than other investments. For some derivatives, it is possible for a fund to lose more than the amount it invested in the derivative. Options and futures contracts are examples of derivatives. A fund's use of derivatives may not succeed for various reasons, including unexpected changes in the values of the derivatives or the assets underlying them. Also, if a fund uses derivatives as a hedge, the hedge will not succeed if changes in the values of the derivatives are not matched by opposite changes in the values of the assets being hedged.

INTEREST RATE RISK. The value of municipal bonds generally can be expected to fall when interest rates rise and to rise when interest rates fall. Interest rate risk is the risk that interest rates will rise, so that the value of a fund's investments in municipal bonds will fall. In general, the value of municipal bonds with longer durations fluctuates more in response to interest rate changes than municipal bonds with shorter durations. Bonds that are subject to "call" provisions may be prepaid at specified times prior to their scheduled maturity dates, especially if prevailing interest rates are lower than they were when the bond was issued. A fund may need to reinvest the proceeds of called bonds in investments that pay lower rates, thus reducing the fund's income.

POLITICAL RISK. The municipal bond market can be significantly affected by political changes, including legislation or proposals at either the state or the federal level to eliminate or limit the tax-exempt status of municipal bond interest or the tax-exempt status of a municipal bond fund's dividends. Similarly, reductions in tax rates may make municipal bonds less attractive in comparison to taxable bonds. Legislatures also may fail to appropriate funds needed to pay municipal bond obligations. These events could cause the value of a fund's investments in municipal bonds to fall and might adversely affect the tax-exempt status of the fund's investments or of the dividends that the fund pays. During periods of uncertainty, the prices of municipal securities can become volatile.

RELATED SECURITIES CONCENTRATION RISK. Each fund may invest more than 25% of its total assets in municipal bonds that are issued to finance similar projects, such as those relating to education, health care, transportation or utilities. Economic, business or political developments or changes that affect one

--------------------------------------------------------------------------------
                               Prospectus Page 15

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

municipal bond also may affect other municipal bonds in the same sector. As a result, the funds are subject to greater risk than funds that do not follow this practice.

SINGLE ISSUER CONCENTRATION RISK. Municipal High Income Fund and New York Tax-Free Income Fund are non-diversified. A non-diversified fund may invest more than 5% of its total assets in securities of a single issuer to a greater extent than a diversified fund. When a fund holds a large position in the securities of one issuer, changes in the financial condition or in the market's assessment of that issuer may cause larger changes in the fund's total return and in the price of its shares than if the fund held a smaller position.

SINGLE STATE CONCENTRATION RISK. California Tax-Free Income Fund and New York Tax-Free Income Fund invest primarily in the municipal bonds of a single state, and their performance will be more severely affected by unfavorable political or economic conditions within that state than a more geographically diversified fund. As a result, an investment in these funds could be more volatile and involve greater risk than an investment in a more geographically diversified fund. Information on factors affecting investments in California and New York municipal bonds is contained in the SAI.

ADDITIONAL INVESTMENT STRATEGIES

DEFENSIVE POSITIONS; CASH RESERVES. To protect itself from adverse market conditions, a fund may take a temporary defensive position that is different from its normal investment strategy. This means that the fund may temporarily invest a larger-than-normal part, or even all, of its assets in cash or money market instruments that pay taxable interest. Since these investments provide relatively low income that is taxable, a defensive position may not be consistent with achieving a fund's investment objective. However, each fund also may invest in money market instruments that pay tax-exempt interest on an unlimited basis as part of its ordinary investment strategy.

PORTFOLIO TURNOVER. Each fund may engage in frequent trading in order to achieve its investment objective. Frequent trading may result in portfolio turnover over 100% or more (high portfolio turnover).

Frequent trading may increase the portion of a fund's capital gains that are realized for tax purposes in any given year. This may increase the fund's taxable dividends in that year. Frequent trading also may increase the portion of a fund's realized capital gains that are considered "short-term" for tax purposes. Shareholders will pay higher taxes on dividends that represent short-term capital gains than they would pay on dividends that represent long-term capital gains. Frequent trading also may result in higher fund expenses due to transaction costs.

The funds do not restrict the frequency of trading in order to limit expenses or the tax effect that the fund's dividends may have on shareholders.

--------------------------------------------------------------------------------
                               Prospectus Page 16

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

                           MANAGING YOUR FUND ACCOUNT

--------------------------------------------------------------------------------

FLEXIBLE PRICING

The funds offer four classes of shares - Class A, Class B, Class C and Class Y. Each class has different sales charges and ongoing expenses. You can choose the class that is best for you, based on how much you plan to invest and how long you plan to hold your fund investment. Class Y shares are only available to certain types of investors.

Each fund has adopted a plan under rule 12b-1 for its Class A, Class B and Class C shares that allows it to pay service fees for providing services to shareholders and (for Class B and Class C shares) distribution fees for the sale of its shares. Because the 12b-1 distribution fees for Class B and Class C shares are paid out of a fund's assets on an ongoing basis, over time they will increase the cost of your investment and may cost you more than if you paid a front-end sales charge.

CLASS A SHARES
Class A shares have a front-end sales charge that is included in the offering price of the Class A shares. This sales charge is not invested in the fund. Class A shares pay an annual 12b-1 service fee of 0.25% of average net assets, but they pay no 12b-1 distribution fees. The ongoing expenses for Class A shares are lower than for Class B and Class C shares.

The Class A sales charges for each fund are described in the following table.

CLASS A SALES CHARGES

                                              SALES CHARGE AS A PERCENTAGE OF:     DISCOUNT TO SELECTED DEALERS AS
AMOUNT OF INVESTMENT                        OFFERING PRICE   NET AMOUNT INVESTED    PERCENTAGE OF OFFERING PRICE
--------------------                        --------------   -------------------   -------------------------------
Less than $100,000........................       4.00%                4.17%                     3.75%
$100,000 to $249,999......................       3.00                 3.09                      2.75
$250,000 to $499,999......................       2.25                 2.30                      2.00
$500,000 to $999,999......................       1.75                 1.78                      1.50
$1,000,000 and over(1)....................       None                 None                      1.00(2)

---------
(1) A contingent deferred sales charge of 1% of the shares' offering price or the net asset value at the time of sale by the shareholder, whichever is less, is charged on sales of shares made within one year of the purchase date. Class A shares representing reinvestment of dividends are not subject to this 1% charge. Withdrawals in the first year after purchase of up to 12% of the value of the fund account under the funds' Systematic Withdrawal Plan are not subject to this charge.

(2) Mitchell Hutchins pays 1% to PaineWebber.

SALES CHARGE REDUCTIONS AND WAIVERS. You may qualify for a lower sales charge if you already own Class A shares of a PaineWebber mutual fund. You can combine the value of Class A shares that you own in other PaineWebber funds and the purchase amount of the Class A shares of the PaineWebber fund that you are buying.

You may also qualify for a lower sales charge if you combine your purchases with those of:

- your spouse, parents or children under age 21;

- your Individual Retirement Accounts (IRAs);
- certain employee benefit plans, including 401(k) plans;

- a company that you control;

- a trust that you created;

- Uniform Gifts to Minors Act/Uniform Transfers to Minors Act accounts created by you or by a group of investors for your children; or

- accounts with the same adviser.

You may qualify for a complete waiver of the sales charge if you:

- Are an employee of PaineWebber or its affiliates or the spouse, parent or child under age 21 of a PaineWebber employee;

--------------------------------------------------------------------------------
                               Prospectus Page 17

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

- Buy these shares through a PaineWebber Financial Advisor who was formerly employed as an investment executive with a competing brokerage firm that was registered as a broker-dealer with the SEC, and -- you were the Financial Advisor's client at the competing brokerage firm;

  -- within 90 days of buying shares in a fund, you sell shares of one or more mutual funds that were principally underwritten by the competing brokerage firm or its affiliates, and you either paid a sales charge to buy those shares, pay a contingent deferred sales charge when selling them or held those shares until the contingent deferred sales charge was waived; and

  -- you purchase an amount that does not exceed the total amount of money you received from the sale of the other mutual fund;

- Acquire these shares through the reinvestment of dividends of a PaineWebber unit investment trust;

- Are a 401(k) or 403(b) qualified employee benefit plan with 50 or more eligible employees in the plan or at least $1 million in assets;

- Are a participant in the PaineWebber Members Only-SM- Program. For investments made pursuant to this waiver, Mitchell Hutchins may make payments out of its own resources to PaineWebber and to participating membership organizations in a total amount not to exceed 1% of the amount invested; or

- Acquire these shares through a PaineWebber InsightOne-SM- Program brokerage account.

CLASS B SHARES
Class B shares have a contingent deferred sales charge. When you purchase Class B shares, we invest 100% of your purchase in fund shares. However, you may have to pay the deferred sales charge when you sell your fund shares, depending on how long you own the shares.

Class B shares pay an annual 12b-1 distribution fee of 0.75% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. If you hold your Class B shares for six years, they will automatically convert to Class A shares, which have lower ongoing expenses.

If you sell Class B shares before the end of six years, you will pay a deferred sales charge. We calculate the deferred sales charge by multiplying the lesser of the net asset value of the Class B shares at the time of purchase or the net asset value at the time of sale by the percentage shown below:

                                PERCENTAGE BY WHICH
IF YOU SELL                    THE SHARES' NET ASSET
SHARES WITHIN:                 VALUE IS MULTIPLIED:
--------------                 ---------------------
1st year since purchase......              5%
2nd year since purchase......              4
3rd year since purchase......              3
4th year since purchase......              2
5th year since purchase......              2
6th year since purchase......              1
7th year since purchase......           None

We will not impose the deferred sales charge on Class B shares representing reinvestment of dividends or on withdrawals in any year of up to 12% of the value of your Class B shares under the Systematic Withdrawal Plan.

To minimize your deferred sales charge, we will assume that you are selling:

- First, Class B shares representing reinvested dividends, and

- Second, Class B shares that you have owned the longest.

SALES CHARGE WAIVERS. You may qualify for a waiver of the deferred sales charge on a sale of shares if:

- You participate in the Systematic Withdrawal Plan;

- You are older than 59 1/2 and are selling shares to take a distribution from certain types of retirement plans;

- You receive a tax-free return of an excess IRA contribution;

- You receive a tax-qualified retirement plan distribution following retirement; or

- The shares are sold within one year of your death and you owned the shares either (1) as the sole shareholder or (2) with your spouse as a joint tenant with the right of survivorship.

CLASS C SHARES

Class C shares have a level load sales charge in the form of ongoing 12b-1 distribution fees. When you purchase Class C shares, we will invest 100% of your purchase in fund shares.

Class C shares pay an annual 12b-1 distribution fee of 0.50% of average net assets, as well as an annual 12b-1 service fee of 0.25% of average net assets. Class C

--------------------------------------------------------------------------------
                               Prospectus Page 18

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

shares do not convert to another class of shares. This means that you will pay the 12b-1 fees for as long as you own your shares.

Class C shares also have a contingent deferred sales charge. You may have to pay the deferred sales charge if you sell your shares within one year of the date you purchased them. We calculate the deferred sales charge on sales of Class C shares by multiplying 0.75% by the lesser of the net asset value of the Class C shares at the time of purchase or the net asset value at the time of sale. We will not impose the deferred sales charge on Class C shares representing reinvestment of dividends or on withdrawals in the first year after purchase of up to 12% of the value of your Class C shares under the Systematic Withdrawal Plan.

You may be eligible to sell your shares without paying a contingent deferred sales charge if you are a 401(k) or 403(b) qualified employee benefit plan with fewer than 100 employees or less than $1 million in assets.

NOTE ON SALES CHARGE WAIVERS REGARDING CLASS A, CLASS B AND CLASS C SHARES

If you think you qualify for any of the sales charge waivers described above, you will need to provide documentation to PaineWebber or the funds. For more information, you should contact your PaineWebber Financial Advisor or correspondent firm or call 1-800-647-1568. If you want information on the funds' Systematic Withdrawal Plan, see the SAI or contact your PaineWebber Financial Advisor or correspondent firm.

CLASS Y SHARES

Class Y shares have no sales charge. Only specific types of investors can purchase Class Y shares. You may be eligible to purchase Class Y shares if you:

- Buy shares through PaineWebber's PACE-SM- Multi-Advisor Program;

- Buy $10 million or more of PaineWebber fund shares at any one time;

- Are a qualified retirement plan with 5,000 or more eligible employees or $50 million in assets; or

- Are an investment company advised by PaineWebber or an affiliate of PaineWebber.

Class Y shares do not pay ongoing 12b-1 distribution or service fees or sales charges. The ongoing expenses for Class Y shares are the lowest of all the classes.

BUYING SHARES

If you are a PaineWebber client, or a client of a PaineWebber correspondent firm, you can purchase fund shares through your Financial Advisor. Otherwise, you can invest in the funds through the funds' transfer agent, PFPC Inc. You can obtain an application by calling 1-800-647-1568. You must complete and sign the application and mail it, along with a check, to:

  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you wish to invest in other PaineWebber Funds, you can do so by:

- Contacting your Financial Advisor (if you have an account at PaineWebber or at a PaineWebber correspondent firm);

- Mailing an application with a check; or

- Opening an account by exchanging shares from another PaineWebber fund.

You do not have to complete an application when you make additional investments in the same fund.

The funds and Mitchell Hutchins reserve the right to reject a purchase order or suspend the offering of shares.

MINIMUM INVESTMENTS:
To open an account.........       $1,000
To add to an account.......       $  100

Each fund may waive or reduce these amounts for:

- Employees of PaineWebber or its affiliates; or

- Participants in certain pension plans, retirement accounts, unaffiliated investment programs or the funds' automatic investment plans.

FREQUENT TRADING. The interests of a fund's long-term shareholders and its ability to manage its investments may be adversely affected when its shares are repeatedly bought and sold in response to short-term market fluctuations - also known as "market timing." When large dollar amounts are involved, the fund may have difficulty implementing long-term investment strategies, because it cannot predict how much cash it will have to invest. Market timing also may force the fund to sell portfolio securities at disadvantageous times to raise the cash needed to buy a market timer's fund shares. These factors may hurt the fund's performance and its shareholders. When Mitchell Hutchins believes frequent trading would have a disruptive effect on a fund's ability to manage its investments, Mitchell Hutchins and the fund may reject purchase orders and exchanges into the fund by any person, group or account that Mitchell Hutchins believes to be a market

--------------------------------------------------------------------------------
                               Prospectus Page 19

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

timer. A fund may notify the market timer that a purchase order or an exchange has been rejected after the day the order is placed.

SELLING SHARES

You can sell your fund shares at any time. If you own more than one class of shares, you should specify which class you want to sell. If you do not, the fund will assume that you want to sell shares in the following order: Class A, then Class C, then Class B and last, Class Y.

If you want to sell shares that you purchased recently, the fund may delay payment until it verifies that it has received good payment. If you purchased shares by check, this can take up to 15 days.

If you have an account with PaineWebber or a PaineWebber correspondent firm, you can sell shares by contacting your Financial Advisor.

If you do not have an account at PaineWebber or a correspondent firm, and you bought your shares through the transfer agent, you can sell your shares by writing to the fund's transfer agent. Your letter must include:

- Your name and address;

- The fund's name;

- The fund account number;

- The dollar amount or number of shares you want to sell; and

- A guarantee of each registered owner's signature. A signature guarantee may be obtained from a financial institution, broker, dealer or clearing agency that is a participant in one of the medallion programs recognized by the Securities Transfer Agents Association. These are: Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and the New York Stock Exchange Medallion Signature Program (MSP). The funds will not accept signature guarantees that are not a part of these programs.

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

If you sell Class A shares and then repurchase Class A shares of the same fund within 365 days of the sale, you can reinstate your account without paying a sales charge.

It costs each fund money to maintain shareholder accounts. Therefore, the funds reserve the right to repurchase all shares in any account that has a net asset value of less than $500. If a fund elects to do this with your account, it will notify you that you can increase the amount invested to $500 or more within 60 days. A fund will not repurchase shares in accounts that fall below $500 solely because of a decrease in the fund's net asset value.

EXCHANGING SHARES

You may exchange Class A, Class B or Class C shares of each fund for shares of the same class of most other PaineWebber funds. You may not exchange Class Y shares.

You will not pay either a front-end sales charge or a deferred sales charge when you exchange shares. However, you may have to pay a deferred sales charge if you later sell the shares you acquired in the exchange. Each fund will use the date that you purchased the shares in the first fund to determine whether you must pay a deferred sales charge when you sell the shares in the acquired fund.

Other PaineWebber funds may have different minimum investment amounts. You may not be able to exchange your shares if your exchange is not as large as the minimum investment amount in that other fund.

You may exchange shares of one fund for shares of another fund only after the first purchase has settled and the first fund has received your payment.

PAINEWEBBER AND CORRESPONDENT FIRM CLIENTS. If you bought your shares through PaineWebber or a correspondent firm, you may exchange your shares by placing an order with your Financial Advisor.

OTHER INVESTORS. If you are not a PaineWebber or correspondent firm client, you may exchange your shares by writing to the fund's transfer agent. You must include:

- Your name and address;

- The name of the fund whose shares you are selling and the name of the fund whose shares you want to buy;

- Your account number;

- How much you are exchanging (by dollar amount or by number of shares to be sold); and

- A guarantee of your signature. (See "Selling Shares" for information on obtaining a signature guarantee.)

Mail the letter to:
  PFPC Inc.
  Attn.: PaineWebber Mutual Funds
  P.O. Box 8950
  Wilmington, DE 19899.

--------------------------------------------------------------------------------
                               Prospectus Page 20

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

A fund may modify or terminate the exchange privilege at any time.

PRICING AND VALUATION

The price at which you may buy, sell or exchange fund shares is based on net asset value per share. Each fund calculates net asset value on days that the New York Stock Exchange is open. Each fund calculates net asset value separately for each class as of the close of regular trading on the NYSE (generally, 4:00 p.m., Eastern time). The NYSE normally is not open, and the funds do not price their shares, on most national holidays and on Good Friday. If trading on the NYSE is halted for the day before 4:00 p.m., Eastern time, the fund's net asset value per share will be calculated as of the time trading was halted.

Your price for buying, selling or exchanging shares will be based on the net asset value that is next calculated after the fund accepts your order. If you place your order through PaineWebber, your PaineWebber Financial Advisor is responsible for making sure that your order is promptly sent to the fund.

You should keep in mind that a front-end sales charge may be applied to your purchase if you buy Class A shares. A deferred sales charge may be applied when you sell Class B or Class C shares.

Each fund calculates its net asset value based on the current market value for its portfolio securities. The funds normally obtain market values for their securities from independent pricing services that use reported last sales prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at a fair value determined by or under the direction of the fund's board. The funds normally use the amortized cost method to value bonds that will mature in 60 days or less.

Judgment plays a greater role in valuing thinly traded securities, including many lower-rated municipal bonds, because there is less reliable, objective data available.

--------------------------------------------------------------------------------
                               Prospectus Page 21

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

                                   MANAGEMENT

--------------------------------------------------------------------------------

INVESTMENT ADVISER

Mitchell Hutchins Asset Management Inc. is the investment adviser and administrator of the funds. Mitchell Hutchins is located at 51 West 52nd Street, New York, New York 10019-6114, and is a wholly owned asset management subsidiary of PaineWebber Incorporated, which is wholly owned by Paine Webber Group Inc., a publicly owned financial services holding company. On May 31, 2000, Mitchell Hutchins was adviser or sub-adviser of 31 investment companies with 76 separate portfolios and aggregate assets of approximately $52.7 billion.

PORTFOLIO MANAGERS

Dennis L. McCauley, a managing director at Mitchell Hutchins, is responsible for overseeing all active fixed income investments, including domestic and global taxable and tax-exempt mutual funds. Mr. McCauley has been employed by Mitchell Hutchins since December 1994.

Elbridge (Ebby) T. Gerry III, a managing director at Mitchell Hutchins, is the sole portfolio manager and has day-to-day responsibility for National Tax-Free Income Fund and New York Tax-Free Income Fund. Mr. Gerry is also co-portfolio manager of Municipal High Income Fund and California Tax-Free Income Fund. Mr. Gerry has portfolio management responsibilities for over $4 billion in municipal assets at Mitchell Hutchins, including municipal bond and money funds and private accounts. Mr. Gerry has been with Mitchell Hutchins since January 1996 and has held his fund responsibilities since that time. Prior to January 1996, Mr. Gerry was associated with J.P. Morgan Private Banking, where he was responsible for managing municipal assets, including several municipal bond funds.

William W. Veronda, a senior vice president of Mitchell Hutchins, is co-portfolio manager of Municipal High Income Fund and has day-to-day responsibility for the fund. Mr. Veronda has been with Mitchell Hutchins since September 1995 and has held his fund responsibilities since that date. From 1984 to August 1995, he was a senior vice president and general manager at Invesco Funds Group, where he managed municipal bond and high yield corporate bond portfolios.

Cynthia Bow is co-portfolio manager of California Tax-Free Income Fund and has day-to-day responsibility for the fund. Ms. Bow is a vice president of Mitchell Hutchins and has been with Mitchell Hutchins since 1982. Ms. Bow has held her fund responsibilities since April 1993.

Other members of Mitchell Hutchins' municipal investments group provide input on market outlook, invest rate forecasts and other considerations pertaining to municipal investments.

ADVISORY FEES

The funds paid fees to Mitchell Hutchins for advisory and administration services during the most recent fiscal year at the following annual rates expressed as a percentage of a fund's average daily net assets:

National Tax-Free Income Fund..........    0.50%
Municipal High Income Fund.............    0.60%
California Tax-Free Income Fund........    0.30%*
New York Tax-Free Income Fund..........    0.60%

---------
*This is the effective rate resulting from Mitchell Hutchins' waiver of 0.20% of its 0.50% advisory fee.

OTHER INFORMATION

The funds have received an exemptive order from the SEC that permits their boards to appoint and replace sub-advisers and to amend sub-advisory contracts without shareholder approval. A fund's shareholders must approve this policy before its board may implement it. As of the date of this prospectus, the shareholders of the funds have not been asked to do so.

--------------------------------------------------------------------------------
                               Prospectus Page 22

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

                              DIVIDENDS AND TAXES

--------------------------------------------------------------------------------

DIVIDENDS

Each fund normally declares dividends daily and pays them monthly. Each fund distributes substantially all of its gains, if any, annually.

Classes with higher expenses are expected to have lower dividends. For example, Class B shares are expected to have the lowest dividends of any class of a fund's shares, while Class Y shares are expected to have the highest.

You will receive dividends in additional shares of the same class unless you elect to receive them in cash. Contact your Financial Advisor at PaineWebber or one of its correspondent firms if you prefer to receive dividends in cash.

TAXES

Each fund seeks to pay dividends that are exempt from federal income tax. California Tax-Free Income Fund also seeks to pay dividends that are exempt from California personal income tax, and New York Tax-Free Income Fund to pay dividends that are exempt from New York State and New York City personal income taxes.

A portion of each fund's dividends may be subject to federal and state income taxes. Each fund also may pay dividends that are subject to the federal alternative minimum tax.

Each fund's distributions of capital gains are taxable to you for federal income tax purposes. Distributions of capital gains may be taxed at a lower rate than ordinary (taxable) income, depending on whether the fund held the assets that generated the gains for more than 12 months.

Your fund will tell you annually how you should treat its dividends for federal and state income tax purposes.

Any taxable dividends you receive from a fund will be taxable to you regardless of whether you receive them in additional fund shares or in cash.

When you sell fund shares, you generally will be subject to federal and state income tax on any gain you realize. If you exchange any fund's shares for shares of another PaineWebber mutual fund, the transaction will be treated as a sale of the first fund's shares and taxed accordingly.

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

The following financial highlights tables are intended to help you understand the funds' financial performance for the past 5 years. Shorter periods are shown for classes of fund shares that have existed for less than 5 years. Certain information reflects financial results for a single fund share. In the tables, "total investment return" represents the rate that an investor would have earned (or lost) on an investment in a fund (assuming reinvestment of all dividends).

This information in the financial highlights has been audited by Ernst & Young LLP, independent auditors, whose reports, along with the funds' financial statements, are included in the funds' Annual Report to Shareholders. The Annual Report may be obtained without charge by calling 1-800-647-1568.

--------------------------------------------------------------------------------
                               Prospectus Page 23

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber National Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                      NATIONAL TAX-FREE INCOME FUND
                       ------------------------------------------------------------
                                                 CLASS A
                       ------------------------------------------------------------
                         FOR THE           FOR THE YEARS ENDED           FOR THE
                        YEAR ENDED             FEBRUARY 28,             YEAR ENDED
                       FEBRUARY 29,   ------------------------------   FEBRUARY 29,
                           2000         1999       1998      1997          1996
                       ------------   --------   --------  ---------   ------------
Net asset value,
  beginning of
  period............     $  11.73     $  11.97   $  11.55  $  11.64      $  11.26
                         --------     --------   --------  --------      --------
Net investment
  income............         0.55         0.56       0.56      0.55          0.58
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........        (1.00)        0.05       0.50     (0.09)         0.39
                         --------     --------   --------  --------      --------
Net increase
  (decrease) from
  investment
  operations........        (0.45)        0.61       1.06      0.46          0.97
                         --------     --------   --------  --------      --------
Dividends from net
  investment
  income............        (0.55)       (0.56)     (0.56)    (0.55)        (0.59)
Distributions from
  net realized gains
  from investment
  transactions......        (0.07)       (0.29)     (0.08)    --           --
                         --------     --------   --------  --------      --------
Total dividends and
  distributions to
  shareholders......        (0.62)       (0.85)     (0.64)    (0.55)        (0.59)
                         --------     --------   --------  --------      --------
Net asset value, end
  of period.........     $  10.66     $  11.73   $  11.97  $  11.55      $  11.64
                         ========     ========   ========  ========      ========
Total investment
  return(1).........        (3.91)%       5.31%      9.48%     4.14%         8.75%
                         ========     ========   ========  ========      ========
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....     $194,134     $227,151   $229,040  $263,425      $315,899
Expenses to average
  net assets........         0.87%        0.94%      0.95%     0.91%         0.93%(2)
Net investment
  income to average
  net assets........         4.96%        4.72%      4.77%     4.85%         5.06%(2)
Portfolio turnover
  rate..............           29%          43%        79%       81%           74%

------------

  +  Commencement of issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.
(2)  These ratios include non-recurring acquisition expenses of 0.03%.

--------------------------------------------------------------------------------
                               Prospectus Page 24

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber National Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                            NATIONAL TAX-FREE INCOME FUND
                       -----------------------------------------------------------------------
                                               CLASS B                              CLASS C
                       --------------------------------------------------------   ------------

                         FOR THE          FOR THE YEARS ENDED        FOR THE        FOR THE
                        YEAR ENDED           FEBRUARY 28,           YEAR ENDED     YEAR ENDED
                       FEBRUARY 29,   ---------------------------  FEBRUARY 29,   FEBRUARY 29,
                           2000        1999      1998      1997        1996           2000
                       ------------   -------   -------   -------  ------------   ------------
Net asset value,
  beginning of
  period............      $ 11.73     $ 11.97   $ 11.55   $ 11.64    $  11.26         $ 11.73
                          -------     -------   -------   -------    --------         -------
Net investment
  income............         0.46        0.47      0.47      0.46        0.49            0.49
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........        (1.00)       0.05      0.50     (0.09)       0.39           (1.00)
                          -------     -------   -------   -------    --------         -------
Net increase
  (decrease) from
  investment
  operations........        (0.54)       0.52      0.97      0.37        0.88           (0.51)
                          -------     -------   -------   -------    --------         -------
Dividends from net
  investment
  income............        (0.46)      (0.47)    (0.47)    (0.46)      (0.50)          (0.49)
Distributions from
  net realized gains
  from investment
  transactions......        (0.07)      (0.29)    (0.08)    --         --               (0.07)
                          -------     -------   -------   -------    --------         -------
Total dividends and
  distributions to
  shareholders......        (0.53)      (0.76)    (0.55)    (0.46)      (0.50)          (0.56)
                          -------     -------   -------   -------    --------         -------
Net asset value, end
  of period.........      $ 10.66     $ 11.73   $ 11.97   $ 11.55    $  11.64         $ 10.66
                          =======     =======   =======   =======    ========         =======
Total investment
  return(1).........        (4.68)%      4.48%     8.62%     3.35%       7.94%          (4.42)%
                          =======     =======   =======   =======    ========         =======
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....      $16,310     $24,085   $32,815   $40,949    $ 51,546         $39,045
Expenses to average
  net assets........         1.66%       1.72%     1.73%     1.67%       1.68%(2)        1.39%
Net investment
  income to average
  net assets........         4.14%       3.93%     3.98%     4.09%       4.31%(2)        4.43%
Portfolio turnover
  rate..............           29%         43%       79%       81%         74%             29%

                                                         NATIONAL TAX-FREE INCOME FUND
                      ---------------------------------------------------------------------------------------------------
                                       CLASS C                                            CLASS Y
                      -----------------------------------------   -------------------------------------------------------
                                                                                      FOR THE YEARS        FOR THE PERIOD
                          FOR THE YEARS ENDED        FOR THE        FOR THE               ENDED             NOVEMBER 3,
                             FEBRUARY 28,           YEAR ENDED     YEAR ENDED          FEBRUARY 28,        1995+ THROUGH
                      ---------------------------  FEBRUARY 29,   FEBRUARY 29,   ------------------------   FEBRUARY 29,
                       1999      1998      1997        1996           2000        1999     1998     1997        1996
                      -------   -------   -------  ------------   ------------   ------   ------   ------  --------------
Net asset value,
  beginning of
  period............  $ 11.97   $ 11.55   $ 11.64    $  11.26         $ 11.73    $11.98   $11.55   $11.65     $  11.62
                      -------   -------   -------    --------         -------    ------   ------   ------     --------
Net investment
  income............     0.50      0.50      0.49        0.52            0.58      0.59     0.59     0.58         0.19
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........     0.05      0.50     (0.09)       0.39           (1.00)     0.04     0.51    (0.10)        0.01
                      -------   -------   -------    --------         -------    ------   ------   ------     --------
Net increase
  (decrease) from
  investment
  operations........     0.55      1.00      0.40        0.91           (0.42)     0.63     1.10     0.48         0.20
                      -------   -------   -------    --------         -------    ------   ------   ------     --------
Dividends from net
  investment
  income............    (0.50)    (0.50)    (0.49)      (0.53)          (0.58)    (0.59)   (0.59)   (0.58)       (0.17)
Distributions from
  net realized gains
  from investment
  transactions......    (0.29)    (0.08)    --         --               (0.07)    (0.29)   (0.08)    --        --
                      -------   -------   -------    --------         -------    ------   ------   ------     --------
Total dividends and
  distributions to
  shareholders......    (0.79)    (0.58)    (0.49)      (0.53)          (0.65)    (0.88)   (0.67)   (0.58)       (0.17)
                      -------   -------   -------    --------         -------    ------   ------   ------     --------
Net asset value, end
  of period.........  $ 11.73   $ 11.97   $ 11.55    $  11.64         $ 10.66    $11.73   $11.98   $11.55     $  11.65
                      =======   =======   =======    ========         =======    ======   ======   ======     ========
Total investment
  return(1).........     4.76%     8.92%     3.61%       8.19%          (3.72)%    5.49%    9.87%    4.32%        1.70%
                      =======   =======   =======    ========         =======    ======   ======   ======     ========
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....  $47,722   $49,647   $59,652    $ 75,076         $   733    $  821   $  241   $  246     $    341
Expenses to average
  net assets........     1.47%     1.47%     1.42%       1.45%(2)        0.65%     0.71%    0.68%    0.65%        0.64%(2)*
Net investment
  income to average
  net assets........     4.20%     4.26%     4.34%       4.57%(2)        5.23%     4.95%    5.04%    5.13%        5.19%(2)*
Portfolio turnover
  rate..............       43%       79%       81%         74%             29%       43%      79%      81%          74%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 25

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber Municipal High Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                       MUNICIPAL HIGH INCOME FUND
                       ----------------------------------------------------------
                                                CLASS A
                       ----------------------------------------------------------
                         FOR THE          FOR THE YEARS ENDED          FOR THE
                        YEAR ENDED            FEBRUARY 28,            YEAR ENDED
                       FEBRUARY 29,   ----------------------------   FEBRUARY 29,
                           2000        1999      1998      1997          1996
                       ------------   -------   -------  ---------   ------------
Net asset value,
  beginning of
  period............      $ 10.88     $ 10.96   $ 10.39  $  10.29        $  9.92
                          -------     -------   -------  --------        -------
Net investment
  income............         0.55        0.55      0.55      0.56           0.62
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........        (0.96)      (0.07)     0.57      0.10           0.37
                          -------     -------   -------  --------        -------
Net increase
  (decrease) from
  investment
  operations........        (0.41)       0.48      1.12      0.66           0.99
                          -------     -------   -------  --------        -------
Dividends from net
  investment
  income............        (0.55)      (0.55)    (0.55)    (0.56)         (0.62)
Distributions from
  net realized gains
  from investment
  transactions......        (0.06)      (0.01)    --        --           --
                          -------     -------   -------  --------        -------
Total dividends and
  distributions to
  shareholders......        (0.61)      (0.56)    (0.55)    (0.56)         (0.62)
                          -------     -------   -------  --------        -------
Net asset value, end
  of period.........      $  9.86     $ 10.88   $ 10.96  $  10.39        $ 10.29
                          =======     =======   =======  ========        =======
Total investment
  return(1).........        (3.91)%      4.80%    11.06%     6.61%         10.18%
                          =======     =======   =======  ========        =======
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....      $62,568     $66,771   $59,288  $ 52,593        $57,280
Expenses to average
  net assets........         1.05%       1.12%     1.22%     1.15%          1.10%
Net investment
  income to average
  net assets........         5.27%       5.02%     5.15%     5.49%          5.94%
Portfolio turnover
  rate..............           19%         26%       22%       64%            48%

------------

  +  Commencement of issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 26

--------------------------------------------------------------------------------
                            ------------------------
                     PaineWebber Municipal High Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                             MUNICIPAL HIGH INCOME FUND
                       -----------------------------------------------------------------------
                                               CLASS B                              CLASS C
                       --------------------------------------------------------   ------------

                         FOR THE          FOR THE YEARS ENDED        FOR THE        FOR THE
                        YEAR ENDED           FEBRUARY 28,           YEAR ENDED     YEAR ENDED
                       FEBRUARY 29,   ---------------------------  FEBRUARY 29,   FEBRUARY 29,
                           2000        1999      1998      1997        1996           2000
                       ------------   -------   -------   -------  ------------   ------------
Net asset value,
  beginning of
  period............      $ 10.87     $ 10.96   $ 10.39   $ 10.29    $   9.92         $ 10.88
                          -------     -------   -------   -------    --------         -------
Net investment
  income............         0.47        0.47      0.47      0.48        0.54            0.50
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........        (0.96)      (0.08)     0.57      0.10        0.37           (0.97)
                          -------     -------   -------   -------    --------         -------
Net increase
  (decrease) from
  investment
  operations........        (0.49)       0.39      1.04      0.58        0.91           (0.47)
                          -------     -------   -------   -------    --------         -------
Dividends from net
  investment
  income............        (0.47)      (0.47)    (0.47)    (0.48)      (0.54)          (0.50)
Distributions from
  net realized gains
  from investment
  transactions......        (0.06)      (0.01)    --        --         --               (0.06)
                          -------     -------   -------   -------    --------         -------
Total dividends and
  distributions to
  shareholders......        (0.53)      (0.48)    (0.47)    (0.48)      (0.54)          (0.56)
                          -------     -------   -------   -------    --------         -------
Net asset value, end
  of period.........      $  9.85     $ 10.87   $ 10.96   $ 10.39    $  10.29         $  9.85
                          =======     =======   =======   =======    ========         =======
Total investment
  return(1).........        (4.65)%      3.87%    10.23%     5.82%       9.36%          (4.49)%
                          =======     =======   =======   =======    ========         =======
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....      $13,999     $18,675   $18,097   $19,427    $ 23,868         $19,819
Expenses to average
  net assets........         1.81%       1.88%     1.98%     1.90%       1.85%           1.55%
Net investment
  income to average
  net assets........         4.48%       4.24%     4.39%     4.73%       5.19%           4.76%
Portfolio turnover
  rate..............           19%         26%       22%       64%         48%             19%

                                                    MUNICIPAL HIGH INCOME FUND
                      --------------------------------------------------------------------------------------
                                       CLASS C                                      CLASS Y
                      ------------------------------------------   -----------------------------------------
                                                                                                  FOR THE
                                                                                                  PERIOD
                          FOR THE YEARS ENDED         FOR THE        FOR THE       FOR THE      FEBRUARY 5,
                              FEBRUARY 28,           YEAR ENDED     YEAR ENDED    YEAR ENDED   1998+ THROUGH
                      ----------------------------  FEBRUARY 29,   FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                       1999      1998       1997        1996           2000          1999          1998
                      -------   -------   --------  ------------   ------------  ------------  -------------
Net asset value,
  beginning of
  period............  $ 10.96   $ 10.39   $ 10.29     $   9.92         $ 10.88    $    10.97    $    10.98
                      -------   -------   -------     --------         -------    ----------    ----------
Net investment
  income............     0.49      0.50      0.51         0.56            0.57          0.58          0.04
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures...........    (0.07)     0.57      0.10         0.37           (0.96)        (0.08)        (0.01)
                      -------   -------   -------     --------         -------    ----------    ----------
Net increase
  (decrease) from
  investment
  operations........     0.42      1.07      0.61         0.93           (0.39)         0.50          0.03
                      -------   -------   -------     --------         -------    ----------    ----------
Dividends from net
  investment
  income............    (0.49)    (0.50)    (0.51)       (0.56)          (0.57)        (0.58)        (0.04)
Distributions from
  net realized gains
  from investment
  transactions......    (0.01)    --        --          --               (0.06)        (0.01)      --
                      -------   -------   -------     --------         -------    ----------    ----------
Total dividends and
  distributions to
  shareholders......    (0.50)    (0.50)    (0.51)       (0.56)          (0.63)        (0.59)        (0.04)
                      -------   -------   -------     --------         -------    ----------    ----------
Net asset value, end
  of period.........  $ 10.88   $ 10.96   $ 10.39     $  10.29         $  9.86    $    10.88    $    10.97
                      =======   =======   =======     ========         =======    ==========    ==========
Total investment
  return(1).........     4.25%    10.51%     6.08%        9.64%          (3.73)%        4.96%        (0.09)%
                      =======   =======   =======     ========         =======    ==========    ==========
Ratios/Supplemental
  data:
Net assets, end of
  period (000's)....  $24,355   $21,982   $16,967     $ 20,700         $   242    $      414    $       56
Expenses to average
  net assets........     1.62%     1.72%     1.66%        1.60%           0.86%         0.87%         1.00%*
Net investment
  income to average
  net assets........     4.52%     4.64%     4.98%        5.45%           5.45%         5.28%         5.44%*
Portfolio turnover
  rate..............       26%       22%       64%          48%             19%           26%           22%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 27

--------------------------------------------------------------------------------
                            ------------------------
                  PaineWebber California Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                                      CALIFORNIA TAX-FREE INCOME FUND
                                          --------------------------------------------------------
                                                                  CLASS A
                                          --------------------------------------------------------
                                            FOR THE            FOR THE YEARS            FOR THE
                                           YEAR ENDED        ENDED FEBRUARY 28,        YEAR ENDED
                                          FEBRUARY 29,  ----------------------------  FEBRUARY 29,
                                              2000        1999      1998      1997        1996
                                          ------------  --------  --------  --------  ------------
Net asset value, beginning of period....    $ 11.18     $  11.39  $  10.91  $  11.02    $  10.68
                                            -------     --------  --------  --------    --------
Net investment income...................       0.51         0.52      0.51      0.52        0.57
Net realized and unrealized gains
  (losses) from investments and
  futures...............................      (0.95)        0.11      0.48     (0.11)       0.34
                                            -------     --------  --------  --------    --------
Net increase (decrease) from investment
  operations............................      (0.44)        0.63      0.99      0.41        0.91
                                            -------     --------  --------  --------    --------
Dividends from net investment income....      (0.51)       (0.52)    (0.51)    (0.52)      (0.57)
Distributions from net realized gains
  from investment transactions..........      (0.06)       (0.32)    --        --         --
                                            -------     --------  --------  --------    --------
Total dividends and distributions to
  shareholders..........................      (0.57)       (0.84)    (0.51)    (0.52)      (0.57)
                                            -------     --------  --------  --------    --------
Net asset value, end of period..........    $ 10.17     $  11.18  $  11.39  $  10.91    $  11.02
                                            =======     ========  ========  ========    ========
Total investment return(1)..............      (3.96)%       5.90%     9.26%     3.92%       8.68%
                                            =======     ========  ========  ========    ========
Ratios/Supplemental data:
Net assets, end of period (000's).......    $99,668     $119,266  $120,804  $127,040    $151,684
Expenses to average net assets, net of
  waivers from adviser..................       0.75%        0.83%     0.98%     0.97%       0.94%
Expenses to average net assets, before
  waivers from adviser..................       0.95%        0.96%     0.98%     0.97%       0.94%
Net investment income to average net
  assets, net of waivers from adviser...       4.85%        4.59%     4.56%     4.85%       5.21%
Net investment income to average net
  assets, before waivers from adviser...       4.65%        4.46%     4.56%     4.85%       5.21%
Portfolio turnover rate.................         24%          45%      107%       73%         32%

------------

  +  Commencement of issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for a period of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 28

--------------------------------------------------------------------------------
                            ------------------------
                  PaineWebber California Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                                     CALIFORNIA TAX-FREE INCOME FUND
                                          -----------------------------------------------------
                                                                 CLASS B
                                          -----------------------------------------------------

                                            FOR THE           FOR THE YEARS          FOR THE
                                           YEAR ENDED      ENDED FEBRUARY 28,       YEAR ENDED
                                          FEBRUARY 29,  -------------------------  FEBRUARY 29,
                                              2000       1999     1998     1997        1996
                                          ------------  -------  -------  -------  ------------
Net asset value, beginning of period....    $ 11.18     $ 11.39  $ 10.92  $ 11.03    $ 10.69
                                            -------     -------  -------  -------    -------
Net investment income...................       0.43        0.43     0.42     0.44       0.48
Net realized and unrealized gains
  (losses) from investments and
  futures...............................      (0.94)       0.11     0.47    (0.11)      0.34
                                            -------     -------  -------  -------    -------
Net increase (decrease) from investment
  operations............................      (0.51)       0.54     0.89     0.33       0.82
                                            -------     -------  -------  -------    -------
Dividends from net investment income....      (0.43)      (0.43)   (0.42)   (0.44)     (0.48)
Distributions from net realized gains
  from investment transactions..........      (0.06)      (0.32)   --       --        --
                                            -------     -------  -------  -------    -------
Total dividends and distributions to
  shareholders..........................      (0.49)      (0.75)   (0.42)   (0.44)     (0.48)
                                            -------     -------  -------  -------    -------
Net asset value, end of period..........    $ 10.18     $ 11.18  $ 11.39  $ 10.92    $ 11.03
                                            =======     =======  =======  =======    =======
Total investment return(1)..............      (4.60)%      5.06%    8.33%    3.14%      7.86%
                                            =======     =======  =======  =======    =======
Ratios/Supplemental data:
Net assets, end of period (000's).......    $10,547     $13,756  $16,783  $20,943    $27,175
Expenses to average net assets, net of
  waivers from adviser..................       1.52%       1.59%    1.75%    1.74%      1.70%
Expenses to average net assets, before
  waivers from adviser..................       1.72%       1.72%    1.75%    1.74%      1.70%
Net investment income to average net
  assets, net of waivers from adviser...       4.06%       3.81%    3.79%    4.08%      4.45%
Net investment income to average net
  assets, before waivers from adviser...       3.86%       3.68%    3.79%    4.08%      4.45%
Portfolio turnover rate.................         24%         45%     107%      73%        32%

                                                     CALIFORNIA TAX-FREE INCOME FUND
                                          -----------------------------------------------------
                                                                 CLASS C
                                          -----------------------------------------------------

                                            FOR THE           FOR THE YEARS          FOR THE
                                           YEAR ENDED      ENDED FEBRUARY 28,       YEAR ENDED
                                          FEBRUARY 29,  -------------------------  FEBRUARY 29,
                                              2000       1999     1998     1997        1996
                                          ------------  -------  -------  -------  ------------
Net asset value, beginning of period....    $ 11.17     $ 11.38  $ 10.90  $ 11.02    $ 10.67
                                            -------     -------  -------  -------    -------
Net investment income...................       0.46        0.46     0.45     0.47       0.51
Net realized and unrealized gains
  (losses) from investments and
  futures...............................      (0.94)       0.11     0.48    (0.12)      0.35
                                            -------     -------  -------  -------    -------
Net increase (decrease) from investment
  operations............................      (0.48)       0.57     0.93     0.35       0.86
                                            -------     -------  -------  -------    -------
Dividends from net investment income....      (0.46)      (0.46)   (0.45)   (0.47)     (0.51)
Distributions from net realized gains
  from investment transactions..........      (0.06)      (0.32)   --       --        --
                                            -------     -------  -------  -------    -------
Total dividends and distributions to
  shareholders..........................      (0.52)      (0.78)   (0.45)   (0.47)     (0.51)
                                            -------     -------  -------  -------    -------
Net asset value, end of period..........    $ 10.17     $ 11.17  $ 11.38  $ 10.90    $ 11.02
                                            =======     =======  =======  =======    =======
Total investment return(1)..............      (4.36)%      5.35%    8.71%    3.30%      8.22%
                                            =======     =======  =======  =======    =======
Ratios/Supplemental data:
Net assets, end of period (000's).......    $16,237     $18,682  $16,522  $17,624    $22,155
Expenses to average net assets, net of
  waivers from adviser..................       1.26%       1.33%    1.50%    1.49%      1.46%
Expenses to average net assets, before
  waivers from adviser..................       1.46%       1.47%    1.50%    1.49%      1.46%
Net investment income to average net
  assets, net of waivers from adviser...       4.34%       4.08%    4.05%    4.34%      4.69%
Net investment income to average net
  assets, before waivers from adviser...       4.14%       3.94%    4.05%    4.34%      4.69%
Portfolio turnover rate.................         24%         45%     107%      73%        32%

                                               CALIFORNIA TAX-FREE INCOME FUND
                                          -----------------------------------------
                                                           CLASS Y
                                          -----------------------------------------
                                                                       FEBRUARY 5,
                                            FOR THE       FOR THE         1998+
                                           YEAR ENDED    YEAR ENDED      THROUGH
                                          FEBRUARY 29,  FEBRUARY 28,  FEBRUARY 28,
                                              2000          1999          1998
                                          ------------  ------------  -------------
Net asset value, beginning of period....     $11.18        $11.38        $11.42
                                             ------        ------        ------
Net investment income...................       0.54          0.55          0.04
Net realized and unrealized gains
  (losses) from investments and
  futures...............................      (0.95)         0.12         (0.04)
                                             ------        ------        ------
Net increase (decrease) from investment
  operations............................      (0.41)         0.67          0.00
                                             ------        ------        ------
Dividends from net investment income....      (0.54)        (0.55)        (0.04)
Distributions from net realized gains
  from investment transactions..........      (0.06)        (0.32)       --
                                             ------        ------        ------
Total dividends and distributions to
  shareholders..........................      (0.60)        (0.87)        (0.04)
                                             ------        ------        ------
Net asset value, end of period..........     $10.17        $11.18        $11.38
                                             ======        ======        ======
Total investment return(1)..............      (3.73)%        6.28%        (0.34)%
                                             ======        ======        ======
Ratios/Supplemental data:
Net assets, end of period (000's).......     $  356        $  312        $  114
Expenses to average net assets, net of
  waivers from adviser..................       0.48%         0.55%         0.76%*
Expenses to average net assets, before
  waivers from adviser..................       0.68%         0.71%         0.76%*
Net investment income to average net
  assets, net of waivers from adviser...       5.16%         4.87%         5.07%*
Net investment income to average net
  assets, before waivers from adviser...       4.96%         4.71%         5.07%*
Portfolio turnover rate.................         24%           45%          107%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 29

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber New York Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS

--------------------------------------------------------------------------------

                                          NEW YORK TAX-FREE INCOME FUND
                           -----------------------------------------------------------
                                                     CLASS A
                           -----------------------------------------------------------
                             FOR THE           FOR THE YEARS ENDED          FOR THE
                            YEAR ENDED            FEBRUARY 28,             YEAR ENDED
                           FEBRUARY 29,  -------------------------------  FEBRUARY 29,
                               2000        1999       1998       1997         1996
                           ------------  ---------  ---------  ---------  ------------
Net asset value,
  beginning of period....    $ 11.03      $ 11.12    $ 10.66    $ 10.71     $ 10.27
                             -------      -------    -------    -------     -------
Net investment income....       0.48         0.53       0.51       0.51        0.54
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures................      (0.95)        0.15       0.46      (0.05)       0.45
                             -------      -------    -------    -------     -------
Net increase (decrease)
  from investment
  operations.............      (0.47)        0.68       0.97       0.46        0.99
                             -------      -------    -------    -------     -------
Dividends from net
  investment income......      (0.48)       (0.53)     (0.51)     (0.51)      (0.55)
Distributions from net
  realized gains from
  investment
  transactions...........      (0.09)       (0.24)     --         --         --
                             -------      -------    -------    -------     -------
Total dividends and
  distributions to
  shareholders...........      (0.57)       (0.77)     (0.51)     (0.51)      (0.55)
                             -------      -------    -------    -------     -------
Net asset value, end of
  period.................    $  9.99      $ 11.03    $ 11.12    $ 10.66     $ 10.71
                             =======      =======    =======    =======     =======
Total investment
  return(1)..............      (4.33)%       6.24%      9.36%      4.49%       9.83%
                             =======      =======    =======    =======     =======
Ratios/Supplemental data:
Net assets, end of period
  (000's)................    $22,810      $27,171    $23,694    $23,160     $28,734
Expenses to average net
  assets, net of waivers
  from adviser...........       1.02%        1.02%      1.02%      1.02%       1.02%
Expenses to average net
  assets, before waivers
  from adviser...........       1.34%        1.27%      1.28%      1.50%       1.15%
Net investment income to
  average net assets, net
  of waivers from
  adviser................       4.56%        4.46%      4.74%      4.91%       5.11%
Net investment income to
  average net assets,
  before waivers and
  reimbursements from
  adviser................       4.24%        4.21%      4.48%      4.42%       4.98%
Portfolio turnover
  rate...................         19%          44%        34%        40%         13%

------------

  +  Commencement of issuance of shares.
  *  Annualized.
(1) Total investment return is calculated assuming a $1,000 investment on the first day of each period reported, reinvestment of all dividends and distributions at net asset value on the payable dates and a sale at net asset value on the last day of each period reported. The figures do not include any applicable sales charges or program fees; results would be lower if they were included. Total investment return for periods of less than one year has not been annualized.

--------------------------------------------------------------------------------
                               Prospectus Page 30

--------------------------------------------------------------------------------
                            ------------------------
                   PaineWebber New York Tax-Free Income Fund

                              FINANCIAL HIGHLIGHTS
                                  (Continued)

--------------------------------------------------------------------------------

                                              NEW YORK TAX-FREE INCOME FUND
                           -------------------------------------------------------------------
                                                  CLASS B                           CLASS C
                           -----------------------------------------------------  ------------

                             FOR THE        FOR THE YEARS ENDED       FOR THE       FOR THE
                            YEAR ENDED         FEBRUARY 28,          YEAR ENDED    YEAR ENDED
                           FEBRUARY 29,  -------------------------  FEBRUARY 29,  FEBRUARY 29,
                               2000       1999     1998     1997        1996          2000
                           ------------  -------  -------  -------  ------------  ------------
Net asset value,
  beginning of period....     $11.03     $11.12   $10.65   $10.71    $    10.27    $    11.04
                              ------     ------   ------   ------    ----------    ----------
Net investment income....       0.40       0.44     0.43     0.44          0.47          0.42
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures................      (0.95)      0.15     0.47    (0.06)         0.44         (0.95)
                              ------     ------   ------   ------    ----------    ----------
Net increase (decrease)
  from investment
  operations.............      (0.55)      0.59     0.90     0.38          0.91         (0.53)
                              ------     ------   ------   ------    ----------    ----------
Dividends from net
  investment income......      (0.40)     (0.44)   (0.43)   (0.44)        (0.47)        (0.42)
Distributions from net
  realized gains from
  investment
  transactions...........      (0.09)     (0.24)    --       --         --              (0.09)
                              ------     ------   ------   ------    ----------    ----------
Total dividends and
  distributions to
  shareholders...........      (0.49)     (0.68)   (0.43)   (0.44)        (0.47)        (0.51)
                              ------     ------   ------   ------    ----------    ----------
Net asset value, end of
  period.................     $ 9.99     $11.03   $11.12   $10.65    $    10.71    $    10.00
                              ======     ======   ======   ======    ==========    ==========
Total investment
  return(1)..............      (5.05)%     5.40%    8.65%    3.62%         9.01%        (4.80)%
                              ======     ======   ======   ======    ==========    ==========
Ratios/Supplemental data:
Net assets, end of period
  (000's)................     $3,692     $6,013   $7,829   $9,462    $   11,862    $    9,344
Expenses to average net
  assets, net of waivers
  from adviser...........       1.77%      1.77%    1.77%    1.76%         1.77%         1.52%
Expenses to average net
  assets, before waivers
  from adviser...........       2.09%      2.02%    2.05%    2.27%         1.89%         1.83%
Net investment income to
  average net assets, net
  of waivers from
  adviser................       3.77%      3.70%    3.99%    4.16%         4.36%         4.06%
Net investment income to
  average net assets,
  before waivers and
  reimbursements from
  adviser................       3.45%      3.45%    3.70%    3.65%         4.24%         3.75%
Portfolio turnover
  rate...................         19%        44%      34%      40%           13%           19%

                                               NEW YORK TAX-FREE INCOME FUND
                           ---------------------------------------------------------------------
                                           CLASS C                            CLASS Y
                           ---------------------------------------  ----------------------------
                                                                                  FOR THE PERIOD
                              FOR THE YEARS ENDED       FOR THE       FOR THE        MAY 21,
                                 FEBRUARY 28,          YEAR ENDED    YEAR ENDED   1998+ THROUGH
                           -------------------------  FEBRUARY 29,  FEBRUARY 29,   FEBRUARY 28,
                            1999     1998     1997        1996          2000           1999
                           -------  -------  -------  ------------  ------------  --------------
Net asset value,
  beginning of period....  $ 11.12  $ 10.66  $ 10.71   $    10.28    $    11.03     $    11.08
                           -------  -------  -------   ----------    ----------     ----------
Net investment income....     0.47     0.46     0.46         0.49          0.50           0.40
Net realized and
  unrealized gains
  (losses) from
  investments and
  futures................     0.16     0.46    (0.05)        0.43         (0.95)          0.19
                           -------  -------  -------   ----------    ----------     ----------
Net increase (decrease)
  from investment
  operations.............     0.63     0.92     0.41         0.92         (0.45)          0.59
                           -------  -------  -------   ----------    ----------     ----------
Dividends from net
  investment income......    (0.47)   (0.46)   (0.46)       (0.49)        (0.50)         (0.40)
Distributions from net
  realized gains from
  investment
  transactions...........    (0.24)   --       --         --              (0.09)         (0.24)
                           -------  -------  -------   ----------    ----------     ----------
Total dividends and
  distributions to
  shareholders...........    (0.71)   (0.46)   (0.46)       (0.49)        (0.59)         (0.64)
                           -------  -------  -------   ----------    ----------     ----------
Net asset value, end of
  period.................  $ 11.04  $ 11.12  $ 10.66   $    10.71    $     9.99     $    11.03
                           =======  =======  =======   ==========    ==========     ==========
Total investment
  return(1)..............     5.78%    8.82%    3.98%        9.17%        (4.10)%         5.39%
                           =======  =======  =======   ==========    ==========     ==========
Ratios/Supplemental data:
Net assets, end of period
  (000's)................  $11,802  $12,966  $13,786   $   17,849    $       65     $       21
Expenses to average net
  assets, net of waivers
  from adviser...........     1.52%    1.52%    1.52%        1.52%         0.77%          0.77%*
Expenses to average net
  assets, before waivers
  from adviser...........     1.77%    1.78%    2.04%        1.64%         1.05%          1.03%*
Net investment income to
  average net assets, net
  of waivers from
  adviser................     3.97%    4.24%    4.41%        4.61%         4.92%          4.71%*
Net investment income to
  average net assets,
  before waivers and
  reimbursements from
  adviser................     3.72%    3.98%    3.89%        4.50%         4.64%          4.44%*
Portfolio turnover
  rate...................       44%      34%      40%          13%           19%            44%

------------

--------------------------------------------------------------------------------
                               Prospectus Page 31

--------------------------------------------------------------------------------
                            ------------------------
National Tax-Free Income Fund                         Municipal High Income Fund
California Tax-Free Income Fund                    New York Tax-Free Income Fund

TICKER SYMBOL:         National Tax-Free Income Class:  A:   PTFAX.Q           Municipal High Income Class:  A:   PMHAX.Q
                                                        B:   PTFBX.Q                                         B:   PMHBX.Q
                                                        C:   PWNDX.Q                                         C:   PMIDX.Q
                                                        Y:   None                                            Y:   None
                     California Tax-Free Income Class:  A:   PCIAX.Q        New York Tax-Free Income Class:  A:   PNYAX.Q
                                                        B:   PCIBX.Q                                         B:   PNYBX.Q
                                                        C:   PCIDX.Q                                         C:   PNYDX.Q
                                                        Y:   None                                            Y:   None

If you want more information about the funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS

Additional information about the funds' investments is available in the funds' annual and semi-annual reports to shareholders. In the funds' annual reports you will find a discussion of the market conditions and investment strategies that significantly affected the funds' performance during the last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about the funds and is incorporated by reference into this prospectus.

You may discuss your questions about the funds by contacting your Financial Advisor. You may obtain free copies of the funds' annual and semi-annual reports and the SAI by contacting the funds directly at 1-800-647-1568.

You may review and copy information about the funds, including shareholder reports and the SAI, at the Public Reference Room of the Securities and Exchange Commission. You may obtain information about the operations of the SEC's Public Reference Room by calling the SEC at 1-202-942-8090. You can get text-only copies of reports and other information about the funds:

- For a fee, by electronic request at publicinfo@sec.gov or by writing the SEC's Public Reference Room, Washington, D.C. 20549-0102; or

- Free, from the EDGAR Database on the SEC's Internet website at:
  http://www.sec.gov

PaineWebber Mutual Fund Trust
  --PaineWebber California Tax-Free Income Fund
  --PaineWebber National Tax-Free Income Fund
Investment Company Act File No. 811-4312
PaineWebber Municipal Series
  --PaineWebber Municipal High Income Fund
  --PaineWebber New York Tax-Free Income Fund
Investment Company Act File No. 811-5014
-C-2000 PaineWebber Incorporated. All rights reserved.

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